Nuveen Tradewinds Small-Cap Opportunities Fund
Nuveen Tradewinds Small-Cap Opportunities Fund
Investment Objective
The investment objective of the fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 11 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 13 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-44 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Tradewinds Small-Cap Opportunities Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)		none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[1]	15	15	none	15
[1]	Fee applies to the following types of accounts held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Tradewinds Small-Cap Opportunities Fund		Class A	Class C	Class R3	Class I
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%
Other Expenses	[1]	0.31%	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses		1.56%	2.31%	1.81%	1.31%
Fee Waivers and/or Expense Reimbursements	[2]	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.50%	2.25%	1.75%	1.25%
[1]	Other Expenses are estimated assuming that the fund's average net assets for its first fiscal year are $50 million.
[2]	The fund's investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2014 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.25% (1.50% after November 30, 2014) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2014, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Tradewinds Small-Cap Opportunities Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	719	228	178	127
3 Years	1,022	703	551	397

No Redemption
Expense Example, No Redemption - Nuveen Tradewinds Small-Cap Opportunities Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	719	228	178	127
3 Years	1,022	703	551	397

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with market capitalizations between $100 million and $3 billion at the time of purchase (the "80% test"). The fund will not be required to sell securities if the percentage of its assets invested in such companies falls below 80%. However, the fund may not purchase any securities outside of the foregoing market capitalization range unless, after such purchase, the fund meets the 80% test. The fund may invest up to 75% of its net assets in non-U.S. equity securities, including up to 25% of its net assets in equity securities of companies located in emerging market countries.

Principal Risks

Market Risk/Smaller Company Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably. This risk is generally greater for lower market capitalization companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Non-U.S. Investment Risk/Emerging Markets Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Fund Performance
Fund performance is not included in this prospectus because the fund has not been in existence for a full calendar year.